General information	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
General information	General information
Background and nature of operations
DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “Parent Company,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.1% of our outstanding shares. In 2017, DDI acquired DoubleDown Interactive LLC (“DDI-US”) from International Gaming Technologies (“IGT”) for approximately $825 million. DDI-US is our primary revenue-generating company. In October 2023, the Company acquired an iGaming operator, SuprNation AB (together with its subsidiaries, “SuprNation”), which is now a direct, wholly-owned subsidiary of DDI-US. The acquisition diversifies the digital games categories that the Company addresses with the addition of four real-money iGaming sites in Europe. In July 2025, the Company acquired WHOW Games GmbH, a social casino developer headquartered in Hamburg, Germany (“WHOW Games”), which is now a direct, wholly-owned subsidiary of DDI-US. In September 2025, DDI-US completed the conversion from a Washington limited liability company to a Nevada limited liability company.
We develop and publish digital gaming contents on various mobile and web platforms through our multi-format interactive all-in-one game experience concept. We host DoubleDown Casino, DoubleDown Classic, and DoubleDown Fort Knox within various formats, SuprNation’s four brands, Duelz, VoodooDreams, NYSpins and Los Vegas on web platforms, and WHOW Games’ proprietary brands, mainly MyJackpot and Lounge777, and licensed brand, mainly Merkur24, on both web and mobile platforms.
On September 2, 2021, we completed our initial public offering (“IPO”) of American Depositary Shares (“ADSs”), each representing 0.05 share of a common share, with par value of ₩10,000 per share, of the Company. Our ADSs trade on the NASDAQ Stock Market (“NASDAQ”) under the symbol “DDI.”